Share-Based Compensation (Details) - Schedule of Summarized the RSUs Activity - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2023 ¥ / shares shares
Share-Based Compensation (Details) - Schedule of Summarized the RSUs Activity [Line Items]
Number of shares, Unvested, January 1, 2023 | shares	4,012,774
Weighted Average Grant Date Fair Value, Unvested, January 1, 2023 | ¥ / shares	¥ 0.01
Number of shares, Granted | shares
Weighted Average Grant Date Fair Value, Granted | ¥ / shares
Number of shares, Forfeited | shares	108,175
Weighted Average Grant Date Fair Value, Forfeited | ¥ / shares	¥ 0.01
Number of shares, Vested | shares
Weighted Average Grant Date Fair Value, Vested | ¥ / shares
Number of shares, Unvested, June 30, 2023 | shares	3,904,599
Weighted Average Grant Date Fair Value, Unvested, June 30, 2023 | ¥ / shares	¥ 0.01